LONG-TERM LOAN RECEIVABLE (Details)	1 Months Ended				12 Months Ended
	Oct. 31, 2016 CNY (¥)	Feb. 29, 2016 USD ($)	Feb. 29, 2016 CNY (¥)	Apr. 30, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Long-term loan receivable
Amount of loan					$ 31,063,381				¥ 215,673,057	¥ 578,524,154
Felicity
Long-term loan receivable
Amount of loan								$ 29,500,000
Term of the loan								5 years
Repayment of loans		$ 31,000,000	¥ 212,000,000
A Subsidiary of Felicity
Long-term loan receivable
Amount of loan						$ 300,000,000
Interest rate (as a percent)					5.00%				5.00%
Term of the loan					2 years
Repayment of loans						140,000,000
Facility drawn						$ 140,000,000	¥ 872,000,000
Unused loan facility					$ 160,000,000
eHi
Long-term loan receivable
Amount of loan | ¥				¥ 300,000,000					¥ 102,000,000
Term of the loan				3 years
Felicity
Long-term loan receivable
Interest rate (as a percent)								5.00%
eHi
Long-term loan receivable
Interest rate (as a percent)				6.90%
Repayment of loans | ¥	¥ 200,000,000